Employee benefits - Summary of Assumptions Used in Accounting for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] - yr	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.10%	2.40%
Rate of increase in compensation level of covered employees	2.20%	2.10%	2.00%
Inflation increase	3.50%	3.10%	2.60%
Retiring today [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	21.6	21	21
Retiring today [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23.8	23.3	23.2
Retiring in 20 years [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23	22.4	22.4
Retiring in 20 years [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	25.7	25.2	25.1